Concentrations - Schedule of Revenue Derived from Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Revenue	$ 677,090	$ 660,794	$ 565,610
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	301,842	281,469	168,395
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	134,434	151,658	161,218
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue	76,148	76,359	62,519
HL USA [Member]
Revenue, Major Customer [Line Items]
Revenue	59,115	58,980	57,406
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	52,997	42,011	42,165
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 52,554	$ 50,317	$ 73,907